JPMorgan SmartRetirement Blend Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.16%	5.32%
JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	4.81%	6.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	12.30%	3.93%	5.11%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	12.62%	4.19%	5.37%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	4.45%	5.64%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	4.61%	5.79%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	4.72%	5.90%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.81%	3.37%	4.54%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	3.11%	4.10%